UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21869
Highland Credit Strategies Fund
(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Address of principal executive offices) (Zip code)
R. Joseph Dougherty
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

INVESTMENT PORTFOLIO

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (a) — 74.8%

AEROSPACE — 2.6%
	AWAS Capital, Inc.
1,590,886	Second Lien Priority Term Facility, 6.31%, 03/15/13	1,002,258
	Continental Airlines, Inc.
571,429	Tranche A-1 Term Loan, 3.74%, 06/01/11	520,571
1,428,571	Tranche A-2 Term Loan, 3.74%, 06/01/11	1,301,429
	Delta Air Lines, Inc.
2,700,000	Term Loan, 09/27/13 (b)	2,692,129
6,078,144	Term Loan Equipment Notes, 3.78%, 09/29/12	5,166,423
	IAP Worldwide Services, Inc.
2,149,488	Second Lien Term Loan, PIK, 11.50%, 06/28/13	929,654

		11,612,464

BROADCASTING — 6.9%
	ComCorp Broadcasting, Inc.
3,432,700	Revolving Loan, PIK 17.50%, 10/03/12 (c) (d)	2,429,665
34,341,268	Term Loan, PIK 17.50%, 04/03/13 (c) (d)	24,306,749
	Univision Communications, Inc.
4,000,000	Initial Term Loan, 2.53%, 09/29/14	3,395,920

		30,132,334

CABLE/WIRELESS VIDEO — 4.5%
	Broadstripe, LLC
664,445	DIP Revolver, 2.66%, 12/31/09 (c) (e)	664,445
14,167,345	First Lien Term Loan, PIK, 9.20%, 06/30/11 (c) (f)	11,687,438
1,428,203	Revolver, 9.81%, 06/30/11 (c) (f)	1,179,410
	Cequel Communications, LLC
2,806,501	Term Loan, 2.25%, 11/05/13	2,656,325
	Charter Communications Operating, LLC
3,984,798	New Term Loan, 6.25%, 03/06/14 (b)	3,766,869

		19,954,487

CHEMICALS — 2.0%
	Solutia, Inc.
4,442,581	Term Loan, 7.25%, 02/28/14	4,514,795
	Texas Petrochemical, LP
748,490	Incremental Term Loan B, 2.81%, 06/27/13 (b)	619,376
2,217,541	Term B Loan, 2.81%, 06/27/13 (b)	1,835,015
	Tronox Worldwide, LLC
1,910,160	Revolving Credit Loan, 5.93%, 11/28/10 (e)	1,700,042

		8,669,228

Principal Amount ($)		Value ($)

DIVERSIFIED MEDIA — 5.7%
	Cedar Fair, LP
388,934	U.S. Term B Loan, 4.25%, 08/30/14	379,049
107,269	U.S. Term Loan, 2.25%, 08/30/12	103,582
	Cengage Learning Acquisitions, Inc.
3,491,094	Term Loan, 2.75%, 07/03/14 (b)	3,138,493
	Cydcor, Inc.
7,523,483	First Lien Tranche B Term Loan, 9.00%, 02/05/13	7,072,074
3,000,000	Second Lien Tranche B Term Loan, 12.00%, 02/05/14 (c)	2,597,400
	DTN, Inc.
1,654,530	Tranche C Term Loan, 5.29%, 03/10/13	1,600,758
	Endurance Business Media, Inc.
3,000,000	Second Lien Term Loan, 11.25%, 01/26/14 (f)	903,750
	Harland Clarke Holdings Corp.
4,944,809	Tranche B Term Loan, 2.78%, 06/30/14	4,168,474
	Metro-Goldwyn-Mayer, Inc.
6,181,268	Tranche B Term Loan, 20.50%, 04/09/12	3,547,368
2,925,000	Tranche B-1 Term Loan, 20.50%, 04/09/12	1,678,628

		25,189,576

ENERGY — 2.8%
	Alon USA Energy, Inc.
215,000	Edington Facility, 2.50%, 08/05/13	177,644
1,720,000	Paramount Facility, 2.50%, 08/05/13	1,421,150
	Coffeyville Resources, LLC
302,938	Funded Letter of Credit, 8.50%, 12/28/10 (b)	304,074
2,423,221	Tranche D Term Loan, 8.50%, 12/30/13 (b)	2,432,309
	Venoco, Inc.
9,340,080	Second Lien Loan, 4.25%, 05/07/14	7,993,567

		12,328,744

FINANCIAL — 0.4%
	HUB International Ltd.
183,054	Delayed Draw Term Loan, 2.75%, 06/13/14	165,207
814,396	Initial Term Loan, 2.75%, 06/13/14	734,993
	Nuveen Investments, Inc.
1,000,000	Second Lien Term Loan, 07/31/15 (b)	1,003,330

		1,903,530

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (continued)

FOOD AND DRUG — 0.4%
	Rite Aid Corp.
997,468	Tranche 2 Term Loan, 06/04/14 (b)	880,266
987,508	Tranche 3 Term Loan, 06/04/14 (b)	941,224

		1,821,490

FOOD/TOBACCO — 3.8%
	Aramark Corp.
238,939	Facility Letter of Credit, 2.25%, 01/26/14	223,462
3,641,591	U.S. Term Loan, 2.16%, 01/26/14	3,405,707
	DS Waters of America, Inc.
1,833,889	Term Loan, 2.54%, 10/29/12	1,687,178
	DSW Holdings, Inc.
3,000,000	Term Loan, 03/02/12 (b)	2,580,000
	PBM Holdings, Inc.
1,750,543	Term Loan, 2.50%, 09/28/12	1,654,263
	Pierre Foods Inc.
1,000,000	Term Loan, 09/30/14 (b)	667,500
	Sturm Foods, Inc.
1,000,000	First Lien Initial Term Loan, 3.06%, 01/31/14	925,000
2,562,500	Second Lien Inital Term Loan, 6.56%, 07/31/14	2,165,313
	WM. Bolthouse Farms, Inc.
1,053,726	First Lien Term Loan, 2.56%, 12/16/12	1,032,657
2,500,000	Second Lien Term Loan, 5.75%, 12/16/13	2,275,000

		16,616,080

FOREST PRODUCTS/CONTAINERS — 1.0%
	Boise Paper Holdings, LLC
2,500,000	Second Lien Term Loan, 9.25%, 02/23/15	2,493,750
	Newark Group, Inc.
1,480,493	Credit-Link Letter of Credit, 6.77%, 03/09/13	1,073,357
362,252	Term Loan, 10.75%, 03/09/13	262,633
	Tegrant Corp.
1,000,000	Second Lien Term Loan, 5.79%, 03/08/15	358,335

		4,188,075

GAMING/LEISURE — 10.2%
	Blockbuster, Inc.
2,000,000	Revolver, 13.50%, 09/30/10	1,995,000
	Drake Hotel Acquisition
6,041,285	B Note 1, 12.90% (c) (f)	—
	Fontainebleau Florida Hotel, LLC
18,500,000	Tranche C Term Loan, 8.00%, 06/06/12	10,637,500

Principal Amount ($)		Value ($)

GAMING/LEISURE (continued)
	Ginn LA Conduit Lender, Inc.
3,937,249	First Lien Tranche A Credit-Linked Deposit, 5.87%, 06/08/11 (f)	334,666
8,438,203	First Lien Tranche B Term Loan, 6.20%, 06/08/11 (f)	717,247
	Green Valley Ranch Gaming, LLC
1,000,000	Second Lien Term Loan, 3.55%, 08/16/14	277,500
	Lake at Las Vegas Joint Venture
8,162,813	Revolving Loan Credit-Linked Deposit Account, 14.35%, 06/20/12 (f)	448,996
34,125,359	Term Loan, DIP, 9.75%, 07/16/10	18,768,948
85,683,610	Term Loan, PIK, 14.35%, 06/20/12 (f)	3,541,476
	Las Vegas Sands, LLC
1,061,828	Delayed Draw I Term Loan, 05/23/14 (b)	893,114
5,255,376	Tranche B Term Loan, 05/23/14 (b)	4,420,350
	VML US Finance, LLC
597,622	Term B Delayed Draw Project Loan, 5.79%, 05/25/12	572,597
1,034,640	Term B Funded Project Loan, 5.79%, 05/27/13	991,315
	WAICCS Las Vegas 3 LLC
7,000,000	Second Lien Term Loan, 13.25% (f)	1,032,500

		44,631,209

HEALTHCARE — 3.0%
	Aveta, Inc.
2,609,404	MMM Original Term Loan, 5.50%, 08/22/11	2,491,980
387,639	NAMM New Term Loan, 5.50%, 08/22/11	370,195
698,508	NAMM Original Term Loan, 5.50%, 08/22/11	667,075
2,138,466	PHMC Acquisition Term Loan, 5.50%, 08/22/11	2,042,235
	LifeCare Holdings
5,366,612	Term Loan, 4.74%, 08/10/12	4,306,706
	Talecris Biotherapeutics Holdings Corp.
2,909,210	First Lien Term Loan, 3.96%, 12/06/13	2,863,142
	Triumph Healthcare Second Holdings, LLC
500,000	Second Lien Term Loan, 8.46%, 07/28/14	412,500

		13,153,833

HOUSING — 4.4%
	Custom Building Products, Inc.
3,334,411	First Lien Term Loan, 8.00%, 10/29/11	3,255,218
3,981,250	Second Lien Term Loan, 10.75%, 04/20/12	3,841,906
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (continued)

HOUSING (continued)
	LBREP/L-Suncal Master I, LLC
3,190,581	First Lien Term Loan, 8.59%, 01/18/10 (f)	95,717
	November 2005 Land Investors, LLC
2,522,724	Second Lien Term Loan, 12.68%, 05/09/12 (f)	182,299
	Pacific Clarion, LLC
24,752,866	Term Loan, 15.00%, 01/23/10 (c) (f) (g)	3,804,342
	Roofing Supply Group, LLC
3,554,742	Term Loan, 7.25%, 08/24/13	3,080,771
	Westgate Investments, LLC
8,016,093	Senior Secured Loan, PIK, 15.00%, 09/25/10 (f) (g)	3,890,755
2,336,387	Senior Unsecured Loan, PIK, 18.00%, 09/25/12 (f)	561,578
3,743,195	Third Lien Term Loan, PIK, 18.00%, 06/30/15 (f) (g)	535,839
	Weststate Land Partners, LLC
2,000,000	Second Lien Term Loan, 10.99%, 05/01/18 (f)	60,000

		19,308,425

INFORMATION TECHNOLOGY — 2.0%
	Kronos, Inc.
2,941,642	First Lien Initial Term Loan, 2.28%, 06/11/14	2,773,969
	Serena Software, Inc.
1,696,000	Term Loan, 2.32%, 03/11/13	1,577,280
	Sungard Data Systems, Inc.
1,994,962	Incremental Term Loan, 02/28/14 (b)	2,007,012
	Verint Systems, Inc.
2,483,246	Term Loan, 3.50%, 05/25/14	2,261,306

		8,619,567

MANUFACTURING — 1.4%
	Acument Global Technologies, Inc.
7,844,147	Term Loan, 14.00%, 08/11/13	4,451,553
	Matinvest 2 SAS
1,091,124	Mezzanine A USD Facility, PIK, 4.25%, 06/22/16	163,669
	United Central Industrial Supply Co., LLC
1,493,955	Term Loan, 2.50%, 03/31/12	1,419,257

		6,034,479

METALS/MINERALS — 1.6%
	Euramax International, Inc.
1,454,449	Domestic Term Loan (Cash Pay), 10.00%, 06/29/13	824,185
1,427,699	Domestic Term Loan, PIK, 14.00%, 06/29/13	809,027

Principal Amount ($)		Value ($)

METALS/MINERALS (continued)
	Murray Energy Corp.
1,994,535	First Lien Tranche B Term Loan, 3.25%, 01/28/10	1,954,644
3,490,872	Second Lien Term Loan, 8.75%, 01/28/11	3,412,328

		7,000,184

RETAIL — 6.2%
	Blockbuster, Inc.
2,972,067	Tranche B Term Loan, 4.57%, 08/20/11	2,952,258
	Burlington Coat Factory Warehouse Corp.
5,958,670	Term Loan, 2.57%, 05/28/13 (b)	5,469,195
	Dollar General Corp.
3,491,250	Tranche B-2 Term Loan, 3.00%, 07/07/14	3,376,580
	Michaels Stores, Inc.
3,833,333	Replacement Loan, 2.54%, 10/31/13	3,428,706
	Revlon Consumer Products Corp.
6,125,000	Term Loan, 4.34%, 01/15/12	5,946,364
	Sally Holdings, LLC
2,919,263	Term B Loan, 2.55%, 11/16/13	2,789,721
	Spirit Finance Corp.
6,500,000	Term Loan, 3.48%, 08/01/13	3,233,750

		27,196,574

SERVICE — 5.5%
	Asurion Corp.
2,750,000	First Lien Term Loan, 3.25%, 07/03/14	2,629,124
	CCS, Inc.
2,144,543	Term Loan, 11/14/14 (b)	1,712,075
	CDW Corp.
2,998,634	Term Loan, 3.24%, 10/10/14	2,455,761
	First Data Corp.
1,492,386	Initial Tranche B-1 Term Loan, 3.00%, 09/24/14	1,288,533
	NES Rentals Holdings, Inc.
3,224,820	Second Lien Permanent Term Loan, 7.00%, 07/20/13	2,088,071
	Penhall Holding Co.
9,508,197	Term Loan, PIK, 10.00%, 04/01/12	522,950
	Sabre, Inc.
7,000,000	Initial Term Loan, 2.64%, 09/30/14	6,182,610
	Safety-Kleen Systems, Inc.
1,627,119	Synthetic Letter of Credit, 2.81%, 08/02/13	1,496,949
6,065,763	Term B Loan, 2.81%, 08/02/13	5,580,502

		23,956,575

TELECOMMUNICATIONS — 2.0%
	Avaya, Inc.
2,992,316	Term Loan, 3.14%, 10/24/14 (b)	2,423,776
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

US Senior Loans (continued)

TELECOMMUNICATIONS (continued)
	Consolidated Communications, Inc.
1,000,000	Delayed Draw Term Loan, 2.75%, 12/31/14	938,750
	Level 3 Financing, Inc.
6,000,000	Tranche A Term Loan, 2.68%, 03/13/14 (b)	5,335,710

		8,698,236

TRANSPORTATION — AUTOMOTIVE — 1.5%
	BST Safety Textiles Acquisition GMBH
3,498,324	Second Lien Facility, 16.53% (f)	104,950
	Dana Holding Corp.
1,863,133	Term Advance, 01/30/15 (b)	1,671,649
	Motor Coach Industries International, Inc.
5,970,085	Second Lien Tranche A, 11.75%, 06/30/12 (c)	3,119,967
3,678,190	Second Lien Tranche B, 11.75%, 06/30/12 (c)	1,922,222

		6,818,788

TRANSPORTATION — LAND TRANSPORTATION — 0.8%
	New Century Transportation, Inc.
2,057,879	Term Loan, 5.00%, 08/14/12	1,800,644
	SIRVA Worldwide, Inc.
767,856	Revolving Credit Loan (Exit Finance), 3.43%, 05/12/12 (e)	345,535
3,276,830	Second Lien Term Loan, PIK, 12.00%, 05/12/15	491,525
1,519,826	Term Loan (Exit Finance), 9.50%, 05/12/12	759,913

		3,397,617

UTILITY — 5.3%
	Calpine Corp.
1,994,924	First Priority Term Loan, 3.17%, 03/29/14	1,832,258
	Coleto Creek Power, LP
184,651	First Lien Synthetic Letter of Credit, 3.03%, 06/28/13	170,340
2,568,125	First Lien Term Loan, 3.02%, 06/28/13	2,356,255
4,837,500	Second Lien Term Loan, 4.25%, 06/28/13	3,543,469
	Entegra TC LLC
10,018,109	Third Lien Term Loan, PIK, 6.28%, 10/19/15	4,424,648
	GBGH, LLC
2,202,643	First Lien Term Loan, 4.00%, 06/09/13 (c)	1,785,046
685,480	Second Lien Term Loan, 12.00%, 06/09/14 (c)	513,178

Principal Amount ($)		Value ($)

UTILITY (continued)
	NRG Energy, Inc.
1,393,978	Credit-Linked Deposit, 0.18%, 02/01/13	1,324,014
2,595,506	Term Loan, 2.02%, 02/01/13	2,465,238
	Texas Competitive Electric Holdings Co., LLC
5,979,670	Initial Tranche B-2 Term Loan, 3.75%, 10/10/14	4,776,949

		23,191,395

WIRELESS COMMUNICATIONS — 0.8%
	Digicel International Finance Ltd.
833,350	Tranche A Term Loan, 2.81%, 03/30/12	806,266
	MetroPCS Wireless, Inc.
2,992,288	Tranche B Term Loan, 2.66%, 11/03/13	2,871,564

		3,677,830

	Total US Senior Loans (Cost $520,931,857)	328,100,720

Principal Amount

Foreign Denominated Senior Loans (a) — 3.9%

AUSTRALIA — 3.9%

AUD
	SMG H5 Property Ltd.
22,885,307	Facility A Term Loan, 5.99%, 12/24/12	16,965,839

	Total Foreign Denominated Senior Loans (Cost $18,578,536)	16,965,839

Principal Amount ($)

Asset-Backed Securities (h) — 3.4%
	AB CLO, Ltd.
2,000,000	Series 2007-1A, Class C, 2.36%, 04/15/21 (c) (i)	983,712
	ACA CLO, Ltd.
4,000,000	Series 2006-2A, Class B, 1.23%, 01/20/21 (i)	1,600,000
2,000,000	Series 2007-1A, Class D, 2.86%, 06/15/22 (i)	310,000
	Babson CLO, Ltd.
1,014,193	Series 2007-2A, Class D, 2.21%, 04/15/21 (f) (i)	162,271
	Bluemountain CLO, Ltd.
1,000,000	Series 2007-3A, Class D, 1.69%, 03/17/21 (c) (i)	479,643
	Cent CDO, Ltd.
2,000,000	Series 2007-15A, Class C, 2.55%, 03/11/21 (i)	468,600
	Columbus Nova CLO, Ltd.
2,000,000	Series 2007- 1A, Class D, 1.79%, 05/16/19 (i)	645,000
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Asset-Backed Securities (continued)
	Commercial Industrial Finance Corp.
1,000,000	Series 2006-1BA, Class B2L, 4.29%, 12/22/20	114,100
962,970	Series 2006-2A, Class B2L, 4.36%, 03/01/21 (i)	94,371
	Cornerstone CLO, Ltd.
2,500,000	Series 2007-1A, Class C, 2.91%, 07/15/21 (i)	375,000
	Goldman Sachs Asset Management CLO PLC
4,139,370	Series 2007-1A, Class D, 3.23%, 08/01/22 (f) (i)	351,846
1,052,397	Series 2007-1A, Class E, 5.48%, 08/01/22 (f) (i)	36,834
	Greywolf CLO, Ltd
1,000,000	Series 2007-1A, Class D, 1.93%, 02/18/21 (f) (i)	133,900
1,025,280	Series 2007-1A, Class E, 4.38%, 02/18/21 (f) (i)	102,528
	GSC Partners CDO Fund, Ltd.
3,000,000	Series 2007-8A, Class C, 1.99%, 04/17/21 (i)	601,800
	Gulf Stream Sextant CLO, Ltd.
1,013,186	Series 2007-1A, Class D, 2.69%, 06/17/21 (f) (i)	263,428
	Hillmark Funding
2,000,000	Series 2006-1A, Class C, 2.12%, 05/21/21 (i)	580,000
612,103	Series 2006-1A, Class D, 4.02%, 05/21/21 (i)	6,672
	Inwood Park CDO, Ltd.
1,000,000	Series 2006-1A, Class C, 1.21%, 01/20/21 (i)	600,000
1,000,000	Series 2006-1A, Class D, 1.91%, 01/20/21 (i)	530,000
	Limerock CLO
2,045,095	Series 2007-1A, Class D, 3.85%, 04/24/23 (f) (i)	81,804
	Madison Park Funding Ltd.
2,000,000	Series 2007-5A, Class C, 1.84%, 02/26/21 (i)	417,000
1,500,000	Series 2007-5A, Class D, 3.89%, 02/26/21 (i)	319,800
	Marquette US/European CLO, PLC
1,000,000	Series 2006-1A, Class D1, 2.26%, 07/15/20 (i)	180,000
	Navigator CDO, Ltd.
996,136	Series 2006-2A, Class D, 3.79%, 09/20/20 (f) (i)	209,189
	Ocean Trails CLO
1,000,000	Series 2006-1A, Class D, 4.26%, 10/12/20 (i)	93,700
2,500,000	Series 2007-2A, Class C, 2.86%, 06/27/22 (i)	300,000
	PPM Grayhawk CLO, Ltd.
1,000,000	Series 2007-1A, Class C, 1.91%, 04/18/21 (i)	250,000
957,665	Series 2007-1A, Class D, 4.11%, 04/18/21 (f) (i)	143,650

Principal Amount ($)		Value ($)
	Primus CLO, Ltd.
5,088,701	Series 2007-2A, Class D, 2.91%, 07/15/21 (f) (i)	508,870
2,059,200	Series 2007-2A, Class E, 5.26%, 07/15/21 (f) (i)	102,960
	Rampart CLO, Ltd.
4,000,000	Series 2006-1A, Class C, 1.96%, 04/18/21 (i)	851,200
	St. James River CLO, Ltd.
2,505,768	Series 2007-1A, Class E, 4.60%, 06/11/21 (i)	626,442
	Stanfield Daytona CLO, Ltd.
1,200,000	Series 2007-1A, Class B1L, 1.85%, 04/27/21 (i)	216,000
	Stanfield McLaren CLO, Ltd.
4,000,000	Series 2007-1A, Class B1L, 2.78%, 02/27/21 (i)	740,000
	Stone Tower CLO, Ltd.
2,000,000	Series 2007-6A, Class C, 1.86%, 04/17/21 (i)	500,000
	Venture CDO, Ltd.
2,000,000	Series 2007-9A, Class D, 4.68%, 10/12/21 (i)	610,000
	Westbrook CLO, Ltd.
1,000,000	Series 2006-1A, Class D, 1.99%, 12/20/20 (i)	222,600

	Total Asset-Backed Securities (Cost $49,932,104)	14,812,920

Foreign Asset-Backed Securities (h) — 0.1%

Principal Amount

IRELAND — 0.1%
EUR
	Static Loan Funding
2,000,000	Series 2007-1X, Class D, 5.65%, 07/31/17 (i)	306,959
2,000,000	Series 2007-1X, Class E, 8.15%, 07/31/17 (i)	219,257

	Total Foreign Asset-Backed Securities (Cost $5,663,280)	526,216

Principal Amount ($)

Corporate Notes and Bonds — 27.1%

AEROSPACE — 0.5%
	Delta Air Lines, Inc.
5,000,000	8.00%, 06/30/23 (f)	32,500
7,000,000	8.30%, 12/15/29 (f)	79,100
1,000,000	9.50%, 09/15/14 (i)	1,005,000
	Northwest Airlines Corp.
2,500,000	8.88%, 12/30/27 (f)	8,000
	Northwest Airlines, Inc.
1,498,064	9.06%, 05/20/12	1,138,529

		2,263,129

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Principal Amount ($)		Value ($)

Corporate Notes and Bonds (continued)

BROADCASTING - 0.0%
	Young Broadcasting, Inc.
3,065,000	10.00%, 03/01/11 (f) (j)	3,831

CABLE/WIRELESS VIDEO - 0.5%
	Dish DBS Corp.
2,000,000	7.88%, 09/01/19 (i)	2,030,000

CHEMICALS - 0.6%
	Tronox Worldwide LLC
6,750,000	9.50%, 12/01/12 (f)	2,632,500

DIVERSIFIED MEDIA - 0.8%
	Baker & Taylor, Inc.
8,300,000	11.50%, 07/01/13 (i)	3,340,750

FINANCIAL - 0.8%
	HUB International Holdings, Inc.
2,200,000	10.25%, 06/15/15 (i)	2,059,750
	Penhall International Corp.
3,500,000	12.00%, 08/01/14 (i)	1,697,500

		3,757,250

FOOD/TOBACCO - 0.5%
	Dole Foods Company, Inc.
2,000,000	8.00%, 10/01/16 (i)	2,017,500

FOREST PRODUCTS/CONTAINERS - 0.0%
	NewPage Holding Corp., PIK
327,135	8.58%, 11/01/13 (h)	67,063

HEALTHCARE - 17.4%
	Argatroban Royalty Sub LLC
10,585,429	18.50%, 09/21/14 (i)	9,526,886
	Azithromycin Royalty Sub LLC
15,000,000	16.00%, 05/15/19 (i)	12,000,000
	Celtic Pharma Phinco B.V., PIK
48,537,355	17.00%, 06/15/12 (i)	31,549,281
	Cinacalcet Royalty Sub LLC
270,520	8.00%, 03/30/17 (i)	284,046
	Fosamprenavir Pharma
4,066,637	15.50%, 06/15/18 (i)	3,659,973
	Molecular Insight Pharmaceuticals, Inc., PIK
3,870,629	9.17%, 11/01/12 (h) (i)	3,096,503
	Pharma IV (Eszopiclone)
2,356,251	12.00%, 06/30/14 (i)	2,002,813
	Pharma V (Duloxetine)
1,040,000	13.00%, 10/15/13 (i)	998,400
	TCD Pharma
15,500,000	16.00%, 04/15/24 (i)	13,330,000

		76,447,902

INFORMATION TECHNOLOGY - 0.1%
	MagnaChip Semiconductor
13,000,000	0.00%, 12/15/11 (f) (h) (j)	40,300
	New Holding, Inc.
477,689	15.00%, 03/12/13 (c) (f)	286,613

		326,913

Principal Amount ($)		Value ($)

RETAIL - 0.2%
	Nebraska Book Co., Inc.
1,000,000	10.00%, 12/01/11 (i)	995,000

TRANSPORTATION — AUTOMOTIVE - 2.2%
	American Tire Distributors Holdings, Inc.
11,500,000	6.85%, 04/01/12 (h)	9,602,500
	Delphi Corp.
3,750,000	6.50% (f)	46,875
3,933,000	6.55% (f)	49,163
8,334,000	7.13%, 05/01/29 (f) (j)	104,175

		9,802,713

UTILITY - 0.4%
	Kiowa Power
2,000,000	5.74%, 03/30/21 (i)	1,876,262

WIRELESS COMMUNICATIONS - 3.1%
	Digicel Group, Ltd., PIK
14,492,000	9.13%, 01/15/15 (i)	13,622,480

	Total Corporate Notes and Bonds (Cost $170,955,793)	119,183,293

Claims - 0.0%

RETAIL - 0.0%
	Home Interiors & Gifts, Inc.
7,106,867	Proof of Claims (c) (f) (k)	10,660

	Total Claims (Cost $5,739,941)	10,660

Shares

Common Stocks (k) - 8.6%

AEROSPACE - 0.0%
3,948	Delta Air Lines, Inc.	35,374

BROADCASTING - 0.0%
2,010,616	Communications Corp. of America (c) (d)	—
57,757	Gray Television, Inc., Class A	133,996

		133,996

DIVERSIFIED MEDIA - 0.2%
46,601	American Banknote Corp. (c)	736,762

HEALTHCARE - 7.1%
24,000,000	Genesys Ventures IA, LP (c) (d)
		30,960,000

HOUSING - 0.0%
	Westgate Investments LLC,
8	Class B-1 (c)	—

INFORMATION TECHNOLOGY - 0.3%
9,342	New Holding, Inc. (c)	1,216,795

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund

Shares		Value ($)

Common Stocks (continued)

METALS/MINERALS — 0.1%
7,579	Euramax International, Inc. (c)	303,615

RETAIL — 0.2%
105,092	Sally Beauty Holdings, Inc.	747,204

SERVICE — 0.2%
200,964	Safety-Kleen Systems, Inc. (c)	1,105,304

TELECOMMUNICATIONS — 0.0%
70,342	Micadent PLC (c)	—
1	Viatel Holding (Bermuda) Ltd.	10

		10

TRANSPORTATION — AUTOMOTIVE — 0.0%
1,544,148	Delphi Corp. (j)	98,825

TRANSPORTATION — LAND TRANSPORTATION — 0.2%
18,030	SIRVA Worldwide, Inc. (c)	778,716

UTILITY — 0.0%
81,194	Entegra TC LLC	71,045
4,365	GBGH LLC (c)	—

		71,045

WIRELESS COMMUNICATIONS — 0.3%
1,772,064	ICO Global Communications Holding Ltd.	1,523,975

	Total Common Stocks (Cost $62,661,608)	37,711,621

Preferred Stocks (k) — 3.8%
1,000,000	Adelphia Recovery Trust	5,000
2,150,537	Dfine, Inc., Series D (c)	16,537,630

	Total Preferred Stocks (Cost $10,934,997)	16,542,630

Units

Warrants (k) — 0.3%
20,000	Clearwire Corp., expires 08/15/10	1,800
1,271	GBGH LLC, expires 06/09/14 (c)	—
1,000	Grande Communications, expires 04/01/11 (c)	—
49,317	IAP Worldwide Services, Inc., Series A, expires 06/12/15	—
14,444	IAP Worldwide Services, Inc., Series B, expires 06/12/15	—
7,312	IAP Worldwide Services, Inc., Series C, expires 06/12/15	—
643,777	Microvision, Inc., expires 07/23/13	1,287,554

	Total Warrants (Cost $10)	1,289,354

Value ($)

Total Investments — 122.0% (Cost of $845,398,126) (l)	535,143,253

Other Assets & Liabilities, Net — (22.0)%	(96,344,475)

Net Assets applicable to Common Shareholders — 100.0%	$438,798,778

The amount of $3,060,777 in cash was segregated with the brokers and/or custodian to cover investments sold short outstanding as of September 30, 2009 and is included in “Other Assets & Liabilities, Net”:
Short Sales — 0.5%
EQUITY SECURITY — 0.5%

Shares

RETAIL — 0.5%
135,778	Ethan Allen Interiors, Inc.	2,240,337

Total Investments sold short (Proceeds $1,813,710)		$2,240,337

(a)	Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which Highland Credit Strategies Fund (the “Fund”) invests, generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread. (Unless otherwise identified by footnote (g), all senior loans carry a variable rate interest.) These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at September 30, 2009. Senior loans, while exempt from registration under the Securities Act of 1933 (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the remaining actual maturity may be substantially less than the stated maturity shown.

(b)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(c)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”) or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $107,409,312, or 24.5% of net assets, were fair valued under the fair value procedures as of September 30, 2009.
See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund
(d)	Affiliated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. The Fund held at least five percent of the outstanding voting stock of the following companies during the period ended September 30, 2009.

	Par Value
	at	Shares at	Market Value
	09/30/09	09/30/09	12/31/08	09/30/09

ComCorp Broadcasting, Inc. (Senior Loans)*(1)	$37,773,968	—	$5,807,308	$26,736,414
Communications Corp of America (Common Stock) (2)	—	2,010,616	—	—
Genesys Ventures IA, LP (Common Stock) (3)	—	24,000,000	10,157,000	30,960,000

	$37,773,968	26,010,616	$15,964,308	$57,696,414

*	Company is a wholly owned subsidiary of Communications Corp. of America.

(1)	On 6/12/09, $18,849,521 par value of the security was acquired through the HCD reorganization (See Note 1 and 13 of the most recent semi-annual report).

(2)	On 6/12/09, $1,256,635 shares of the security were acquired through the HCD reorganization (See Note 1 and 13 of the most recent semi-annual report).

(3)	On 6/12/09, $12,000,000 shares of the security were acquired through the HCD reorganization (See Note 1 and 13 of the most recent semi-annual report).
(e)	Senior Loan assets have additional unfunded loan commitments. As of September 30, 2009, the Fund had unfunded loan commitments, which could be extended at the option of the Borrower, pursuant to the following loan agreements:

Unfunded Loan
Borrower	Commitments

Mobileserv Ltd.	£5,000,000

Broadstripe, LLC	$1,411,947
Sirva Worldwide, Inc.	1,591,982
Sorenson Communications, Inc.	2,000,000
Tronox Worldwide, LLC	1,314,866

$6,318,795

(f)	The issuer is in default of its payment obligation. Income is not being accrued.

(g)	Fixed rate senior loan.

(h)	Floating rate asset. The interest rate shown reflects the rate in effect at September 30, 2009.

(i)	Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At September 30, 2009, these securities amounted to $120,317,180 or 27.4% of net assets.

(j)	Securities (or a portion of securites) on loan. As of September 30, 2009, the market value of securities loaned was $231,046. The loaned securities were secured with cash collateral of $949,453.

(k)	Non-income producing security.

(l)	Cost for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments are as follows:

Gross unrealized appreciation	$21,259,368
Gross unrealized depreciation	(331,514,242)

Net unrealized depreciation	$(310,254,874)

AUD	Australian Dollar

EUR	Euro Currency

GBP	Great Britain Pound

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

DIP	Debtor-in-Possession

PIK	Payment-in-Kind
Foreign Denominated Senior Loans &
Asset Backed Securities
Industry Concentration Table:
(% of Net Assets)

Diversified Media	3.9%
Financial	0.1%

Total	4.0%

Forward foreign currency contracts outstanding as of September 30, 2009 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation/
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	EUR	550,000	11/10/09	$29,926
Sell	EUR	775,000	11/10/09	(106,878)
Sell	EUR	35,000	02/03/10	(788)
Sell	GBP	1,910,000	11/10/09	(205,699)
Sell	GBP	384,000	02/03/10	35,255

				$(248,184)

See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund
Security Valuation
In computing the Fund’s net assets attributable to common shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will generally be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that Highland Capital Management, L.P. (the “Investment Adviser”) has determined generally has the capability to provide appropriate pricing services and is approved by the Fund’s Board.
Securities for which market quotations are not readily available, for which the Fund has determined the price received from a pricing service or broker-dealer is “stale” or otherwise do not represent fair value (including when events materially affect the value of securities that occur between the time when market price is determined and calculation of the Fund’s net asset value), will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s net assset value will reflect the affected portfolio securities’ fair value as determined in the judgement of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value secirities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. Determination of fair value is uncertain because it involves subjective judgements and estimates not easily substantiated.
There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, a method of valuation which approximates market value. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
Forward Foreign Currency Contracts
In order to minimize the movement in net asset value resulting from a decline or appreciation in the value of a particlular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time the contract is initiated. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.
The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Upon entering into such contracts, daily fluctuations in the value of the contract are recorded for financial statement purposes as unrealized gains or losses by the Fund. At the expiration of the contracts the Fund realizes the gain or loss. Upon entering into such contracts, the Fund bears the risk of exchange rates moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the forward contracts and may realize a loss. With forwards, there is counterparty credit risk to the Fund since the forwards are not exchange traded, and there is not a clearinghouse that guarantees the forwards against default. For open forward foreign currency contracts see the Investment Portfolio, which is also indicative of activity for the nine months ended, September 30, 2009.
Fair Value Measurements:
The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s assets as of September 30, 2009 are as follows:

			Level 2	Level 3
	Total Value at	Level 1	Signficant	Significant
	September	Quoted	Observable	Unobservable
Investments in Securities:	30, 2009	Price	Input	Input
Common Stocks
Aerospace	$35,374	$35,374	$—	$—
Broadcasting	133,996	133,996	—	—
Diversified Media	736,762	—	—	736,762
Healthcare	30,960,000	—	—	30,960,000
Information Technology	1,216,795	—	—	1,216,795
Metals/Minerals	303,615	—	—	303,615
Retail	747,204	747,204	—	—
Service	1,105,304	—	—	1,105,304
Telecommunications	10	10	—	—
Transportation — Automotive	98,825	—	98,825	—
Transportation — Land Transportation	778,716	—	—	778,716
Utility	71,045	—	—	71,045
Wireless Communication	1,523,975	1,523,975	—	—
Preferred Stocks	16,542,630	—	5,000	16,537,630
Warrants	1,289,354	1,287,554	—	1,800
Debt
Senior Loans	345,066,559	—	173,208,144	171,858,415
Asset-Backed Securities	15,339,136	—	—	15,339,136
Corporate Debt	119,183,293	—	42,448,777	76,734,516
Claims	10,660	—	—	10,660
Short Sales
Retail	(2,240,337)	(2,240,337)	—	—

Total	$532,902,916	$1,487,776	$215,760,746	$315,654,394

Other Financial Instruments*
Liabilities	$248,184	$—	$248,184	$—

Total	$248,184	$	$248,184	$

*	Other financial instruments are derivative instruments not reflected in the Investments Portfolio, such as forwards, which are valued at the unrealized appreciation/ (depreciation) on the investment.
The Fund did not have any liabilities that were measured at fair value or level 3 on a recurring basis at September 30, 2009.
The table below set forth a summaary of changes in the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended September 30, 2009.

			Level 3	Net amortization/
	Balance as of	Transfers	securities	(accretion) of	Net	Net	Net	Balance as of
Assets at Fair Value using	December 31,	in/(out)	acquired from	premium/	realized	unrealized	purchase/	September 30,
unobservable inputs (Level 3)	2008	of Level 3	reorganization	(discount)	gains/(losses)	gains/(losses)	(sales) *	2009
Common Stocks
Broadcasting	$—	$—	$—	$—	$—	$—	$—	$—
Diversified Media	489,310	—	—	—	—	247,452	—	736,762
Healthcare	10,157,000		14,880,000	—	—	923,000	5,000,000	30,960,000
Housing	—	—	—	—	—	—	—	—
Information Technology	—	—	—	—	—	2,335	1,214,460	1,216,795
Metals/Minerals	—	—	—	—	—	(178,785)	482,400	303,615
Service	502,411	—	—	—	—	602,893	—	1,105,304
Transportation — Land Transportation	585,073	—	—	—	—	193,643	—	778,716
Utility	324,776	—	—	—	—	(253,731)	—	71,045
Preferred Stocks	9,999,997	—	—	—	—	6,537,633	—	16,537,630
Warrants	309,073	—	—	—	—	(307,273)	—	1,800
Debt
Senior Loans	210,106,203	(1,919,769)	18,670,689	2,123,001	(79,377,889)	59,248,709	(36,992,529)	171,858,415
Asset-Backed Securities	9,437,152	—	—	305,007	449,644	6,038,254	(890,921)	15,339,136
Corporate Debt	118,919,586	(19,077,935)	14,718,377	196,047	(24,520,953)	32,548,894	(46,049,500)	76,734,516
Claims	1,306,894	—	25,515	—	18,824	(1,200,548)	(140,025)	10,660

Total	362,137,475	(20,997,704)	48,294,581	2,624,055	(103,430,374)	104,402,476	(77,376,115)	315,654,394

*	Includes any applicable borrowings and/ or paydowns made on revolving credit facilities held in the Fund’s Investment Portfolio

NOTES TO INVESTMENT PORTFOLIO (continued)

As of September 30, 2009 (unaudited)	Highland Credit Strategies Fund
The net unrealized gains presented in the table above relates to investments that are still held at September 30, 2009.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As a result, for the nine months ended September 30, 2009, $20,997,704 of the Fund’s portfolio investments were transferred to/from Level 3 to Level 2. Determination of fair values is uncertain because it involves subjective judgements and estimates not easily substantiated.
For more information with regard to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Highland Credit Strategies Fund

By (Signature and Title)*	/s/ R. Joseph Dougherty R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)
Date 11/18/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Joseph Dougherty

R. Joseph Dougherty, Chief Executive Officer and President
(principal executive officer)

Date 11/18/09

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Treasurer and Secretary
(principal financial officer)

Date 11/18/09

*	Print the name and title of each signing officer under his or her signature.